SCHEDULE OF LOANS PAYABLE FINANCIAL INSTITUTIONS (Details) (Parenthetical) - USD ($)	Nov. 30, 2023	Nov. 21, 2023	Nov. 20, 2023	Nov. 17, 2023	Jun. 12, 2024
Short-Term Debt [Line Items]
Repayment rate					0.50%
AA Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal amount				$ 76,400
Repayment rate				44.17%
Loan repayment amount				$ 93,972
Loan payable maturity date				Nov. 11, 2024
BB Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal amount				$ 115,600
Repayment rate				43.01%
Loan repayment amount				$ 142,188
Loan payable maturity date				Nov. 11, 2024
CC (CO) Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal amount		$ 91,000
Repayment rate		46.27%
Loan repayment amount		$ 113,750
Loan payable maturity date		Nov. 15, 2024
CC (EV) Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal amount	$ 132,100
Repayment rate	43.39%
Loan repayment amount	$ 162,483
Loan payable maturity date	Nov. 24, 2024
JJ (BP) Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal amount			$ 89,400
Repayment rate			44.54%
Loan repayment amount			$ 110,856
Loan payable maturity date			Nov. 14, 2024
JJ (OR) Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal amount			$ 90,900
Repayment rate			43.99%
Loan repayment amount			$ 111,807
Loan payable maturity date			Nov. 14, 2024